Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Current assets:
Cash		$ 472,948	$ 1,800,202
Accounts receivable		1,594,366	2,617,164
Prepaid expenses and other current assets		673,353	341,105
Total current assets		2,740,667	4,758,471
Non-current assets:
Intangible assets under construction		2,200,000	2,700,000
Intangible assets, net		2,228,733	679,133
Security deposits			300,000
Property and equipment, net		13,731	9,294
Total non-current assets		4,442,464	3,688,427
Total assets		7,183,131	8,446,898
Current liabilities:
Accounts payable		172,313	44,863
Contract liabilities		1,333,787	1,401,978
Share capital subscription		472,424
Taxes payable		155,911	174,329
Accrued expenses		167,131	42,929
Total current liabilities and total liabilities		2,301,566	1,664,099
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		19,129,328	19,129,328
Accumulated deficits		(14,248,033)	(12,348,542)
Accumulated other comprehensive loss		(1,743)
Total shareholders’ equity		4,881,565	6,782,799
Total liabilities and shareholders’ equity		7,183,131	8,446,898
Common Class A [Member]
Shareholders’ equity:
Ordinary shares value	[1]	1,468	1,468
Common Class B [Member]
Shareholders’ equity:
Ordinary shares value	[1]	$ 545	$ 545

[1]	Retrospectively restated for the effect of a 1-for-16 reverse share split on May 11, 2026.